Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 33,786	$ 33,164	$ 49,340
Restricted cash	14,642	12,886	14,221
Real estate:
Land	122,482	122,482	117,569
Building and improvements	819,079	815,721	787,999
Tenant origination and absorption cost	240,364	240,364	227,407
Construction in progress	132	299	80
Total real estate	1,182,057	1,178,866	1,133,055
Less: accumulated depreciation and amortization	(117,288)	(83,905)	(39,955)
Total real estate, net	1,064,769	1,094,961	1,093,100
Intangible assets, net	3,016	3,294	3,528
Due from affiliates	1,128	686	0
Deferred rent	29,851	22,733	5,424
Other assets	6,862	12,224	18,862
Total assets	1,154,054	1,179,948	1,184,475
LIABILITIES AND EQUITY
Debt, net	481,573	481,848	456,472
Long-term Line of Credit		355,561	330,272
Notes Payable		126,287	126,200
Restricted reserves	13,310	13,368	55,797
Distributions payable	1,772	1,689	1,494
Due to affiliates	18,988	16,896	22,481
Below market leases, net	47,506	51,295	55,319
Accrued expenses and other liabilities	21,765	19,903	21,527
Total liabilities	584,914	584,999	613,090
Commitments and contingencies
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	37,401	32,405	16,930
Stockholders’ equity:
Common Stock, $0.001 par value; 700,000,000 shares authorized; 166,253,534 and 170,906,111 shares outstanding, as of September 30, 2018 and December 31, 2017, respectively	77	76	71
Additional paid-in capital	657,756	656,705	615,653
Cumulative distributions	(114,510)	(82,590)	(38,406)
Accumulated earnings	(13,102)	(12,672)	(23,788)
Accumulated other comprehensive income	310	949	841
Total stockholders’ equity	530,531	562,468	554,371
Stockholders' Equity Attributable to Noncontrolling Interest	1,208	76	84
Total equity	531,739	562,544	554,455
Total liabilities and equity	1,154,054	1,179,948	1,184,475
Griffin Capital Essential Asset REIT, Inc. [Member]
ASSETS
Cash and cash equivalents	47,946	40,735	43,442
Restricted cash	22,365	174,132	13,420
Real estate:
Land	352,419	341,432	374,557
Building and improvements	2,172,884	2,022,372	2,102,785
Tenant origination and absorption cost	532,207	494,871	541,646
Construction in progress	20,251	7,078	5,401
Total real estate	3,077,761	2,865,753	3,024,389
Less: accumulated depreciation and amortization	(512,929)	(425,958)	(338,552)
Total real estate, net	2,564,832	2,439,795	2,685,837
Intangible assets, net	11,671	16,123	26,876
Real estate assets and other assets held for sale, net	2,711	2,959
Investments in unconsolidated entities	33,360	37,114	46,313
Intangible assets, net	13,796	18,269	29,048
Deferred rent	56,801	46,591	43,900
Deferred leasing costs, net	25,310	19,755	14,139
Other assets	29,510	24,060	18,704
Total assets	2,796,631	2,803,410	2,894,803
LIABILITIES AND EQUITY
Debt, net	1,354,350	1,386,084	1,447,535
Mortgage Payable and Premium		666,920	343,461
Senior Notes		711,697	710,489
Long-term Line of Credit		7,467	393,585
Restricted reserves	8,674	8,701	9,437
Redemptions payable	6,653	20,382	11,565
Distributions payable	7,527	6,409	6,377
Due to affiliates	4,018	3,535	2,719
Below market leases, net	24,703	23,581	31,636
Liabilities of real estate assets held for sale	293	537
Accrued expenses and other liabilities	74,934	63,606	65,005
Total liabilities	1,481,152	1,512,835	1,574,274
Commitments and contingencies
Noncontrolling interests subject to redemption; 531,000 units eligible towards redemption as of September 30, 2018 and December 31, 2017	4,887	4,887	4,887
Common stock subject to redemption and perpetual convertible preferred stock		33,877	92,058
Stockholders’ equity:
Common Stock, $0.001 par value; 700,000,000 shares authorized; 166,253,534 and 170,906,111 shares outstanding, as of September 30, 2018 and December 31, 2017, respectively	166	171	176
Additional paid-in capital	1,557,009	1,561,694	1,561,516
Cumulative distributions	(541,913)	(454,526)	(333,829)
Accumulated earnings	127,511	110,907	(29,750)
Accumulated other comprehensive income	9,736	2,460	(4,643)
Total stockholders’ equity	1,152,509	1,220,706	1,193,470
Stockholders' Equity Attributable to Noncontrolling Interest	28,723	31,105
Noncontrolling interests	28,723	31,105	30,114
Total equity	1,181,232	1,251,811	1,223,584
Total liabilities and equity	2,796,631	2,803,410	$ 2,894,803
Griffin Capital Essential Asset REIT, Inc. [Member] | Common stock subject to redemption
LIABILITIES AND EQUITY
Common stock subject to redemption and perpetual convertible preferred stock	4,360	33,877
Griffin Capital Essential Asset REIT, Inc. [Member] | Perpetual convertible preferred shares
LIABILITIES AND EQUITY
Common stock subject to redemption and perpetual convertible preferred stock	$ 125,000	$ 0